FUND PROFILE

                                      Ultra

                                 INVESTOR CLASS

                                January 15, 1999

                        [american century logo (reg.sm)]
                                    American
                                    Century

--------------------------------------------------------------------------------
This profile summarizes key information about the fund that is included in the fund's Prospectus. The fund's Prospectus has additional information about the fund, including a more detailed description of the risks associated with investing in the fund, that you may want to consider before you invest. You may obtain the Prospectus and other information about the fund at no cost by calling us at 1-800-345-2021, accessing our Web site or visiting one of our
Investor Centers.  See the back cover for additional telephone numbers and our address.

                             TWENTIETH CENTURY GROUP


                          AMERICAN CENTURY INVESTMENTS

                                      ULTRA

1. WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

        Ultra seeks long-term capital growth by investing primarily in common stocks.

2. WHAT IS THE FUND'S INVESTMENT STRATEGY?

        The fund managers look for stocks of medium to large companies that they believe will increase in value over time. The fund managers use a growth investment strategy developed by American Century that looks for companies whose earnings and revenues are not only growing, but growing at a successively faster, or accelerating, pace. Accelerating growth is shown, for example, by growth that is faster this quarter than last or faster this year than the year before.

        Using American Century's extensive computer database, the fund managers track financial information for thousands of companies to research and select the stocks it believes will be able to sustain accelerating growth. This strategy is based on the premise that, over the long term, the stocks of companies with accelerating earnings and revenues have a greater-than-average chance to increase in value. This aggressive investment strategy, which pursues superior long-term returns for fund shareholders, also results in the risks described in the next section.

        The fund managers do not attempt to time the market. Instead, they intend to keep Ultra essentially fully invested in stocks regardless of the movement of stock prices generally. When the fund managers believe that it is prudent, they also may invest assets in non-leveraged futures and options. "Non- leveraged" means that the fund may not invest in futures and options where it would be possible to lose more than the fund invested. Futures and options can help the fund's cash assets remain liquid while performing more like stocks.

        Additional information about Ultra's investments is available in its annual and semiannual reports. In these reports you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period. You may get these reports at no cost by calling us.

3. WHAT ARE THE SIGNIFICANT RISKS OF INVESTING IN THE FUND?

    *The value of  Ultra's  shares  depends on the value of the stocks and other securities it owns. The value of the individual securities that the fund owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

    *The fund managers will buy a large amount of a company's stock quickly, and often will dispose of it quickly if the company's earnings or revenues decline. While the fund managers believe this strategy provides substantial appreciation potential over the long term, in the short term it can create a significant amount of share price volatility. This volatility can be greater than that of the average stock fund.

    *As with all funds, at any given time, the value of your shares of Ultra may be worth more or less than the price you paid. If you sell your shares when the value is less than the price you paid, you will lose money.

    *An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

    *Market performance tends to be cyclical, and in the various cycles, certain investment styles may fall in and out of favor. If the market is not favoring the fund's style, the fund's gains may not be as big as, or its losses may be bigger than, other equity funds using different investment styles.

    *Although  the fund  managers  invest the fund's  assets  primarily  in U.S.
     stocks, Ultra can invest in securities of foreign companies. Foreign securities can have certain unique risks, including fluctuations in currency exchange rates, unstable political and economic structures, reduced availability of public information and lack of uniform financial reporting and regulatory practices similar to those that apply to U.S. issuers.

        In summary, Ultra is intended for investors who seek long-term capital growth through an aggressive equity fund and who are willing to accept the risks associated with the fund's investment strategy.


ULTRA                                               AMERICAN CENTURY INVESTMENTS


     FUND PERFORMANCE

        The following bar chart shows the actual performance of Ultra's Investor Class shares for each of the last 10 calendar years. The bar chart indicates the volatility of the fund's historical returns from year to year. Neither the bar chart nor the performance information below it is intended to indicate how the fund will perform in the future.

[bar chart]
     -------------------------------------------------------------------------
     CALENDAR YEAR-BY-YEAR RETURNS
     -------------------------------------------------------------------------
     1998      34.55%
     1997      23.13%
     1996      13.85%
     1995      37.68%
     1994      -3.62%
     1993      21.81%
     1992       1.27%
     1991      86.45%
     1990       9.36%
     1989      36.94%

        The highest and lowest returns of the fund's Investor Class shares for a calendar quarter during the period reflected by the preceding bar chart are provided in the following chart to indicate the fund's historical short-term volatility. Shareholders should be aware, however, that Ultra is intended for investors with a long-term investment horizon and is not managed for short-term results.

[bar chart]
     -------------------------------------------------------------------------
     HIGHEST AND LOWEST QUARTERLY RETURNS
     -------------------------------------------------------------------------
     Quarter Ended 12/31/91            40.75%
     Quarter Ended  9/30/90           -16.16%

        The following table shows the average annual return of the fund's Investor Class shares for the periods indicated. The S&P 500 Index, an unmanaged index that reflects no operating costs, is included as a benchmark for performance comparisons.

                                1 YEAR        5 YEARS        10 YEARS
     -------------------------------------------------------------------------
     AVERAGE ANNUAL TOTAL RETURNS (PERIOD ENDED DECEMBER 31, 1998)
     -------------------------------------------------------------------------
     Ultra                      34.55%         20.14%         24.03%
     S&P 500 Index              28.68%         24.05%         19.17%

4. WHAT ARE THE FUND'S FEES AND EXPENSES?

        There are no sales loads, fees or other charges to buy fund shares directly from American Century, to reinvest dividends in additional shares, to exchange into the Investor Class shares of other American Century funds or to redeem your shares. The following table describes the fees and expenses that you will pay if you buy and hold shares of the fund.

     -------------------------------------------------------------------------
     ANNUAL FUND OPERATING EXPENSES
     (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
     -------------------------------------------------------------------------
     Management Fee                            1.00%
     Distribution and Service (12b-1) Fees     None
     Other Expenses(1)                         0.00%
     Total Annual Fund Operating Expenses      1.00%

        (1)Other expenses, which include the fees and expenses of the fund's independent directors, their legal counsel, interest and extraordinary expenses, were less than 0.005% for the most recent fiscal year.

           EXAMPLE

              Assuming you . . .
              * invest $10,000 in the fund
              * redeem your shares at the end of the periods shown below
              * earn a 5% return each year
              * incur the same fund operating expenses shown above

               . . . your cost of investing in the fund would be:

                 1 year           3 years          5 years           10 years
                  $102             $318             $551              $1,219

               Of course, actual costs may be higher or lower. Use this example to compare the costs of investing in other funds.

5. WHO ARE THE FUND'S INVESTMENT ADVISOR AND PORTFOLIO MANAGERS?

        American Century Investment Management, Inc. provides investment advisory and management services for the fund. American Century uses teams of portfolio managers, assistant portfolio managers and analysts working together to manage its mutual funds. The portfolio managers on the Ultra team are identified below:

        JAMES E. STOWERS III, Chief Executive Officer and Portfolio Manager, joined American Century as a portfolio manager of Ultra and other American Century growth- oriented funds in 1981. He has a bachelor's degree in finance from Arizona State University.


FUND PROFILE                                                              ULTRA


        JOHN R. SYKORA, Portfolio Manager, has been a member of the team that manages Ultra since November 1997. He joined American Century in May 1994 as an Investment Analyst and was promoted to Portfolio Manager in August 1997. Before joining American Century, he served as a Financial Analyst for Business Men's Assurance Company of America, Kansas City, Missouri from August 1993 to April 1994. He has a bachelor's degree in accounting finance and an MBA in finance from Michigan State University. He is a Chartered Financial Analyst.

        BRUCE A. WIMBERLY, Portfolio Manager, has been a member of the team that manages Ultra since July 1996. He joined American Century in September 1994 as an Investment Analyst. Before joining American Century, he attended Kellogg Graduate School of Management, Northwestern University from August 1992 to August 1994, where he obtained his MBA in finance. He also has a bachelor of arts from Middlebury College.

6. HOW DO I BUY FUND SHARES?

     * Complete and return the enclosed application

     * Call us and exchange shares from another American Century fund

     * Call us and send your investment by bank wire transfer

        Your initial investment must be at least $2,500 ($1,000 for traditional IRAs, Roth IRAs and UGMA/UTMA accounts), unless you establish an automatic investment plan of at least $50 per month. If the value of your account falls below this account minimum, your shares may be redeemed involuntarily.

7. HOW DO I SELL FUND SHARES?

        You may sell all or part of your fund shares on any business day by writing or calling us. You also may exchange your shares in Ultra for shares in nearly 70 other mutual funds offered by American Century. Depending on the options you select when you open your account, some restrictions may apply. For your protection, some redemption requests require a signature guarantee.

8. HOW ARE FUND DISTRIBUTIONS MADE AND TAXED?

        Ultra pays distributions of substantially all of its income and realized capital gains once a year, usually in December. Distributions may be taxable as ordinary income, capital gains or a combination of the two. Capital gains are taxed at different rates depending on the length of time the fund held the securities that were sold. Distributions are reinvested automatically in additional shares unless you choose another option.

9. WHAT SERVICES ARE AVAILABLE?

        American Century offers several ways to make it easier for you to manage your account, such as:

     * telephone transactions

     * wire and electronic funds transfers

     * 24-hour Automated Information Line transactions

     * 24-hour online Internet account access and transactions

        You will find more information about these choices in our Investor Services Guide, which you may request by calling us, accessing our Web site or visiting one of our Investor Centers.

        Information contained in our Investor Services Guide pertains to shareholders who invest directly with American Century rather than through an employer-sponsored retirement plan or through a financial intermediary

        If you own or are considering purchasing fund shares through an employer-sponsored retirement plan or financial intermediary, your ability to purchase shares of the fund, exchange them for shares of other American Century funds and redeem them will depend on the terms of your plan or financial intermediary. If you have questions about investing in an employer-sponsored retirement plan or through a financial intermediary, call an Institutional Service Representative at 1-800-345-3533.

--------------------------------------------------------------------------------
[american century logo (reg.sm)]
American
Century

AMERICAN CENTURY INVESTMENTS
P.O. BOX 419200
KANSAS CITY, MISSOURI 64141-6200

WWW.AMERICANCENTURY.COM

INVESTOR SERVICES
1-800-345-2021 or 816-531-5575

AUTOMATED INFORMATION LINE
1-800-345-8765

CORPORATE; NOT-FOR-PROFIT; FOUNDATIONS; ENDOWMENTS; KEOGH; SEP- , SARSEP- , AND SIMPLE-IRA; AND 403(B) SERVICES 1-800-345-3533

TELECOMMUNICATIONS DEVICE FOR THE DEAF
1-800-634-4113 or 816-444-3485

FAX
816-340-7962

SH-PRF-14834   9901                                     Funds Distributor, Inc.

                                  FUND PROFILE

                                      Vista

                                 INVESTOR CLASS

                                January 15, 1999

                        [american century logo (reg.sm)]
                                    American
                                    Century

--------------------------------------------------------------------------------
This profile summarizes key information about the fund that is included in the fund's Prospectus. The fund's Prospectus has additional information about the fund, including a more detailed description of the risks associated with investing in the fund, that you may want to consider before you invest. You may obtain the Prospectus and other information about the fund at no cost by calling us at 1-800-345-2021, accessing our Web site or visiting one of our
Investor Centers.  See the back cover for additional telephone numbers and our address.

                             TWENTIETH CENTURY GROUP


                          AMERICAN CENTURY INVESTMENTS

                                      VISTA

1. WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

        Vista seeks long-term capital growth by investing primarily in common stocks.

2. WHAT IS THE FUND'S INVESTMENT STRATEGY?

        The fund managers look for stocks of companies that they believe will increase in value over time. A majority of the stocks selected are issued by medium- and smaller-sized companies, although the fund may own stock of larger companies, too. The fund managers use a growth investment strategy developed by American Century that looks for companies whose earnings and revenues are not only growing, but growing at a successively faster, or accelerating, pace. Accelerating growth is shown, for example, by growth that is faster this quarter than last or faster this year than the year before.

        Using American Century's extensive computer database, the fund managers track financial information for thousands of companies to research and select the stocks they believe will be able to sustain accelerating growth. This strategy is based on the premise that, over the long term, the stocks of companies with accelerating earnings and revenues have a greater-than-average chance to increase in value. This aggressive investment strategy, which pursues superior long-term returns for fund shareholders, also results in the risks described in the next section.

        The fund managers do not attempt to time the market. Instead, they intend to keep Vista essentially fully invested in stocks regardless of the movement of stock prices generally. When the fund managers believe that it is prudent, they also may invest assets in non-leveraged futures and options. "Non-leveraged" means that the fund may not invest in futures and options where it would be possible to lose more than the fund invested. Futures and options can help the fund's cash assets remain liquid while performing more like stocks.

        Additional information about Vista's investments is available in its annual and semiannual reports. In these reports you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period. You may get these reports at no cost by calling us.

3. WHAT ARE THE SIGNIFICANT RISKS OF INVESTING IN THE FUND?

    *The value of  Vista's  shares  depends on the value of the stocks and other securities it owns. The value of the individual securities that the fund owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

    *The fund managers will buy a large amount of a company's stock quickly, and often will dispose of it quickly if the company's earnings or revenues decline. While the fund managers believe this strategy provides substantial appreciation potential over the long term, in the short term it can create a significant amount of share price volatility. This volatility can be greater than that of the average stock fund.

    *As with all funds, at any given time, the value of your shares of Vista may be worth more or less than the price you paid. If you sell your shares when the value is less than the price you paid, you will lose money.

    *An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

    *Market performance tends to be cyclical, and in the various cycles, certain investment styles may fall in and out of favor. If the market is not favoring the fund's style, the fund's gains may not be as big as, or its losses may be bigger than, other equity funds using different investment styles.

    *Because Vista generally invests in smaller companies than our similarly managed Ultra and Growth funds, it may be more volatile, and subject to greater short-term risk, than those funds.

    *Although  the fund  managers  invest the fund's  assets  primarily  in U.S.
     stocks, Vista can invest in securities of foreign companies. Foreign securities can have certain unique risks, including fluctuations in currency exchange rates, unstable political and economic structures, reduced availability of public information and lack of uniform financial reporting and regulatory practices similar to those that apply to U.S. issuers.


VISTA                                              AMERICAN CENTURY INVESTMENTS


        In summary, Vista is intended for investors who seek long-term capital growth through an aggressive equity fund and who are willing to accept the risks associated with the fund's investment strategy.

     FUND PERFORMANCE

        The following bar chart shows the actual performance of Vista's Investor Class shares for each of the last 10 calendar years. The bar chart indicates the volatility of the fund's historical returns from year to year. Neither the bar chart nor the performance information below it is intended to indicate how the fund will perform in the future.

[bar chart]
     -------------------------------------------------------------------------
     CALENDAR YEAR-BY-YEAR RETURNS
     -------------------------------------------------------------------------
     1998     -14.25%
     1997      -8.68%
     1996       7.56%
     1995      46.13%
     1994       4.68%
     1993       5.45%
     1992      -2.13%
     1991      73.69%
     1990     -15.73%
     1989      52.20%

        The highest and lowest returns of the fund's Investor Class shares for a calendar quarter during the period reflected by the preceding bar chart are provided in the following chart to indicate the fund's historical short-term volatility. Shareholders should be aware, however, that Vista is intended for investors with a long-term investment horizon and is not managed for short-term results.

[bar chart]
     -------------------------------------------------------------------------
     HIGHEST AND LOWEST QUARTERLY RETURNS
     -------------------------------------------------------------------------
     Quarter Ended  3/31/91            33.24%
     Quarter Ended  9/30/90           -29.82%

        The following table shows the average annual return of the fund's Investor Class shares for the periods indicated. Unlike an index fund, Vista makes no attempt to match the benchmark over short-term periods. The Russell 2500 Growth Index, an unmanaged index that reflects no operating costs, is included as a benchmark for performance comparisons.

                                1 YEAR        5 YEARS        10 YEARS
     -------------------------------------------------------------------------
     AVERAGE ANNUAL TOTAL RETURNS (PERIOD ENDED DECEMBER 31, 1998)
     -------------------------------------------------------------------------
     Vista                     -14.25%          5.20%         11.47%
     Russell 2500 Growth Index   3.10%         12.41%         13.69%

4. WHAT ARE THE FUND'S FEES AND EXPENSES?

        There are no sales loads, fees or other charges to buy fund shares directly from American Century, to reinvest dividends in additional shares, to exchange into the Investor Class shares of other American Century funds or to redeem your shares. The following table describes the fees and expenses that you will pay if you buy and hold shares of the fund.

     -------------------------------------------------------------------------
     ANNUAL FUND OPERATING EXPENSES
     (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
     -------------------------------------------------------------------------
     Management Fee                            1.00%
     Distribution and Service (12b-1) Fees     None
     Other Expenses(1)                         0.00%
     Total Annual Fund Operating Expenses      1.00%

        (1)Other expenses, which include the fees and expenses of the fund's independent directors, their legal counsel, interest and extraordinary expenses, were less than 0.005% for the most recent fiscal year.

           EXAMPLE

              Assuming you . . .
              * invest $10,000 in the fund
              * redeem your shares at the end of the periods shown below
              * earn a 5% return each year
              * incur the same fund operating expenses shown above

               . . . your cost of investing in the fund would be:

                 1 year           3 years          5 years           10 years
                  $102             $318             $551              $1,219

               Of course, actual costs may be higher or lower. Use this example to compare the costs of investing in other funds.

5. WHO ARE THE FUND'S INVESTMENT ADVISOR AND PORTFOLIO MANAGERS?

        American Century Investment Management, Inc. provides investment advisory and management services for the fund. American Century uses teams of portfolio managers, assistant portfolio managers and analysts working together to manage its mutual funds. The portfolio managers on the Vista team are as follows:


FUND PROFILE                                                              VISTA


        ARNOLD K. DOUVILLE, Vice President and Portfolio Manager, has been a member of the team that manages Vista since joining American Century in November 1997. Before joining American Century, he served as Senior Portfolio Manager for Munder Capital Management from September 1989 to October 1997. He has a bachelor's degree in economics from the U.S. Air Force Academy and an MBA in finance, statistics and economics from the University of Chicago.

        GLENN A. FOGLE, Vice President and Portfolio Manager, has been a member of the team that manages Vista since March 1993. He joined American Century in September 1990 as an Investment Analyst. He has a bachelor of arts and an MBA from Texas Christian University. He is a Chartered Financial Analyst.

6. HOW DO I BUY FUND SHARES?

     * Complete and return the enclosed application

     * Call us and exchange shares from another American Century fund

     * Call us and send your investment by bank wire transfer

        Your initial investment must be at least $2,500 ($1,000 for traditional IRAs, Roth IRAs and UGMA/UTMA accounts), unless you establish an automatic investment plan of at least $50 per month. If the value of your account falls below this account minimum, your shares may be redeemed involuntarily.

7. HOW DO I SELL FUND SHARES?

        You may sell all or part of your fund shares on any business day by writing or calling us. You also may exchange your shares in Vista for shares in nearly 70 other mutual funds offered by American Century. Depending on the options you select when you open your account, some restrictions may apply. For your protection, some redemption requests require a signature guarantee.

8. HOW ARE FUND DISTRIBUTIONS MADE AND TAXED?

        Vista pays distributions of substantially all of its income and realized capital gains once a year, usually in December. Distributions may be taxable as ordinary income, capital gains or a combination of the two. Capital gains are taxed at different rates depending on the length of time the fund held the securities that were sold. Distributions are reinvested automatically in additional shares unless you choose another option.

9. WHAT SERVICES ARE AVAILABLE?

        American Century offers several ways to make it easier for you to manage your account, such as:

     * telephone transactions

     * wire and electronic funds transfers

     * 24-hour Automated Information Line transactions

     * 24-hour online Internet account access and transactions

        You will find more information about these choices in our Investor Services Guide, which you may request by calling us, accessing our Web site or visiting one of our Investor Centers.

        Information contained in our Investor Services Guide pertains to shareholders who invest directly with American Century rather than through an employer-sponsored retirement plan or through a financial intermediary.

        If you own or are considering purchasing fund shares through an employer-sponsored retirement plan or financial intermediary, your ability to purchase shares of the fund, exchange them for shares of other American Century funds and redeem them will depend on the terms of your plan or financial intermediary. If you have questions about investing in an employer-sponsored retirement plan or through a financial intermediary, call an Institutional Service Representative at 1-800-345-3533.

--------------------------------------------------------------------------------
[american century logo (reg.sm)]
American
Century

AMERICAN CENTURY INVESTMENTS
P.O. BOX 419200
KANSAS CITY, MISSOURI
64141-6200

WWW.AMERICANCENTURY.COM

INVESTOR SERVICES
1-800-345-2021 or 816-531-5575

AUTOMATED INFORMATION LINE
1-800-345-8765

CORPORATE; NOT-FOR-PROFIT; FOUNDATIONS; ENDOWMENTS; KEOGH; SEP- , SARSEP- , AND SIMPLE-IRA; AND 403(B) SERVICES 1-800-345-3533

TELECOMMUNICATIONS DEVICE FOR THE DEAF
1-800-634-4113 or 816-444-3485

FAX
816-340-7962

SH-PRF-14835   9901                                     Funds Distributor, Inc.

                                  FUND PROFILE

                                     Growth

                                 INVESTOR CLASS

                                January 15, 1999

                        [american century logo (reg.sm)]
                                    American
                                    Century

--------------------------------------------------------------------------------
This profile summarizes key information about the fund that is included in the fund's Prospectus. The fund's Prospectus has additional information about the fund, including a more detailed description of the risks associated with investing in the fund, that you may want to consider before you invest. You may obtain the Prospectus and other information about the fund at no cost by calling us at 1-800-345-2021, accessing our Web site or visiting one of our
Investor Centers.  See the back cover for additional telephone numbers and our address.

                             TWENTIETH CENTURY GROUP


                          AMERICAN CENTURY INVESTMENTS

                                     GROWTH

1. WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

        Growth seeks long-term capital growth by investing primarily in common stocks.

2. WHAT IS THE FUND'S INVESTMENT STRATEGY?

        The fund managers look for large company stocks that they believe will increase in value over time. The fund managers use a growth investment strategy developed by American Century that looks for companies whose earnings and revenues are not only growing, but growing at a successively faster, or accelerating, pace. Accelerating growth is shown, for example, by growth that is faster this quarter than last or faster this year than the year before.

        Using American Century's extensive computer database, the fund managers track financial information for thousands of companies to research and select the stocks they believe will be able to sustain accelerating growth. This strategy is based on the premise that, over the long term, the stocks of companies with accelerating earnings and revenues have a greater-than-average chance to increase in value. This aggressive investment strategy, which pursues superior long-term returns for fund shareholders, also results in the risks described in the next section.

        The fund managers do not attempt to time the market. Instead, they intend to keep Growth essentially fully invested in stocks regardless of the movement of stock prices generally. When the fund managers believe that it is prudent, they also may invest assets in non-leveraged futures and options. "Non-leveraged" means that the fund may not invest in futures and options where it would be possible to lose more than the fund invested. Futures and options can help the fund's cash assets remain liquid while performing more like stocks.

        Additional information about Growth's investments is available in its annual and semiannual reports. In these reports you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period. You may get these reports at no cost by calling us.

3. WHAT ARE THE SIGNIFICANT RISKS OF INVESTING IN THE FUND?

    *The value of Growth's  shares  depends on the value of the stocks and other securities it owns. The value of the individual securities that the fund owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

    *The fund managers will buy a large amount of a company's stock quickly, and often will dispose of it quickly if the company's earnings or revenues decline. While the fund managers believe this strategy provides substantial appreciation potential over the long term, in the short term it can create a significant amount of share price volatility. This volatility can be greater than that of the average stock fund.

    *As with all funds, at any given time, the value of your shares of Growth may be worth more or less than the price you paid. If you sell your shares when the value is less than the price you paid, you will lose money.

    *An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

    *Market performance tends to be cyclical, and in the various cycles, certain investment styles may fall in and out of favor. If the market is not favoring the fund's style, the fund's gains may not be as big as, or its losses may be bigger than, other equity funds using different investment styles.

    *Although  the fund  managers  invest the fund's  assets  primarily  in U.S.
     stocks, Growth can invest in securities of foreign companies. Foreign securities can have certain unique risks, including fluctuations in currency exchange rates, unstable political and economic structures, reduced availability of public information and lack of uniform financial reporting and regulatory practices similar to those that apply to U.S. issuers.

        In summary, Growth is intended for investors who seek long-term capital growth through an aggressive equity fund and who are willing to accept the risks associated with the fund's investment strategy.


GROWTH                                              AMERICAN CENTURY INVESTMENTS


     FUND PERFORMANCE

        The following bar chart shows the actual performance of Growth's Investor Class shares for each of the last 10 calendar years. The bar chart indicates the volatility of the fund's historical returns from year to year. Neither the bar chart nor the performance information below it is intended to indicate how the fund will perform in the future.

[bar chart]
     -------------------------------------------------------------------------
     CALENDAR YEAR-BY-YEAR RETURNS
     -------------------------------------------------------------------------
     1998      36.77%
     1997      29.28%
     1996      15.01%
     1995      20.35%
     1994      -1.49%
     1993       3.76%
     1992      -4.29%
     1991      69.02%
     1990      -3.85%
     1989      43.13%

        The highest and lowest returns of the fund's Investor Class shares for a calendar quarter during the period reflected by the preceding bar chart are provided in the following chart to indicate the fund's historical short-term volatility. Shareholders should be aware, however, that Growth is intended for investors with a long-term investment horizon and is not managed for short-term results.

[bar chart]
     -------------------------------------------------------------------------
     HIGHEST AND LOWEST QUARTERLY RETURNS
     -------------------------------------------------------------------------
     Quarter Ended  3/31/91            28.45%
     Quarter Ended  9/30/90           -19.44%

        The following table shows the average annual return of the fund's Investor Class shares for the periods indicated. The Russell 1000 Growth Index, an unmanaged index that reflects no operating costs, is included as a benchmark for performance comparisons.

                                1 YEAR        5 YEARS        10 YEARS
     -------------------------------------------------------------------------
     AVERAGE ANNUAL TOTAL RETURNS (PERIOD ENDED DECEMBER 31, 1998)
     -------------------------------------------------------------------------
     Growth                     36.77%         19.24%         18.73%
     Russell 1000 Growth Index  38.71%         25.70%         20.57%

4. WHAT ARE THE FUND'S FEES AND EXPENSES?

        There are no sales loads, fees or other charges to buy fund shares directly from American Century, to reinvest dividends in additional shares, to exchange into the Investor Class shares of other American Century funds or to redeem your shares. The following table describes the fees and expenses that you will pay if you buy and hold shares of the fund.

     -------------------------------------------------------------------------
     ANNUAL FUND OPERATING EXPENSES
     (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
     -------------------------------------------------------------------------
     Management Fee                            1.00%
     Distribution and Service (12b-1) Fees     None
     Other Expenses(1)                         0.00%
     Total Annual Fund Operating Expenses      1.00%

        (1)Other expenses, which include the fees and expenses of the fund's independent directors, their legal counsel, interest and extraordinary expenses, were less than 0.005% for the most recent fiscal year.

           EXAMPLE

              Assuming you . . .
              * invest $10,000 in the fund
              * redeem your shares at the end of the periods shown below
              * earn a 5% return each year
              * incur the same fund operating expenses shown above

               . . . your cost of investing in the fund would be:

                 1 year           3 years          5 years           10 years
                  $102             $318             $551              $1,219

               Of course, actual costs may be higher or lower. Use this example to compare the costs of investing in other funds.

5. WHO ARE THE FUND'S INVESTMENT ADVISOR AND PORTFOLIO MANAGERS?

        American Century Investment Management, Inc. provides investment advisory and management services for the fund. American Century uses teams of portfolio managers, assistant portfolio managers and analysts working together to manage its mutual funds. The portfolio managers on the Growth team are identified below:

        C. KIM GOODWIN, Vice President and Portfolio Manager, has been a member of the team that manages Growth since joining American Century in October 1997. Before joining American Century, she served as Senior Vice President and Portfolio Manager at Putnam Investments from May 1996 to September 1997 and Vice President and Portfolio Manager at


FUND PROFILE                                                              GROWTH


     Prudential Investments from February 1993 to April 1996. She has a bachelor of arts from Princeton University and an MBA in finance from the University of Texas.

        GREGORY J. WOODHAMS, Portfolio Manager, has been a member of the team that manages Growth since he joined American Century in September 1997 as an Investment Analyst. He was promoted to Portfolio Manager for the Growth team in May 1998. Before joining American Century, he served as Vice President and Director of Equity Research for Texas Commerce Bank, a subsidiary of Chase Manhattan Bank. He has a bachelor's degree in economics from Rice University and an MBA in economics from the University of Wisconsin. He is a Chartered Financial Analyst.

6. HOW DO I BUY FUND SHARES?

     * Complete and return the enclosed application

     * Call us and exchange shares from another American Century fund

     * Call us and send your investment by bank wire transfer

        Your initial investment must be at least $2,500 ($1,000 for traditional IRAs, Roth IRAs and UGMA/UTMA accounts), unless you establish an automatic investment plan of at least $50 per month. If the value of your account falls below this account minimum, your shares may be redeemed involuntarily.

7. HOW DO I SELL FUND SHARES?

        You may sell all or part of your fund shares on any business day by writing or calling us. You also may exchange your shares in Growth for shares in nearly 70 other mutual funds offered by American Century. Depending on the options you select when you open your account, some restrictions may apply. For your protection, some redemption requests require a signature guarantee.

8. HOW ARE FUND DISTRIBUTIONS MADE AND TAXED?

        Growth pays distributions of substantially all of its income and realized capital gains once a year, usually in December. Distributions may be taxable as ordinary income, capital gains or a combination of the two. Capital gains are taxed at different rates depending on the length of time the fund held the securities that were sold. Distributions are reinvested automatically in additional shares unless you choose another option.

9. WHAT SERVICES ARE AVAILABLE?

        American Century offers several ways to make it easier for you to manage your account, such as:

     * telephone transactions

     * wire and electronic funds transfers

     * 24-hour Automated Information Line transactions

     * 24-hour online Internet account access and transactions

        You will find more information about these choices in our Investor Services Guide, which you may request by calling us, accessing our Web site or visiting one of our Investor Centers.

        Information contained in our Investor Services Guide pertains to shareholders who invest directly with American Century rather than through an employer-sponsored retirement plan or through a financial intermediary

        If you own or are considering purchasing fund shares through an employer-sponsored retirement plan or financial intermediary, your ability to purchase shares of the fund, exchange them for shares of other American Century funds and redeem them will depend on the terms of your plan or financial intermediary. If you have questions about investing in an employer-sponsored retirement plan or through a financial intermediary, call an Institutional Service Representative at 1-800-345-3533.

--------------------------------------------------------------------------------
[american century logo (reg.sm)]
American
Century

AMERICAN CENTURY INVESTMENTS
P.O. BOX 419200
KANSAS CITY, MISSOURI
64141-6200

WWW.AMERICANCENTURY.COM

INVESTOR SERVICES
1-800-345-2021 or 816-531-5575

AUTOMATED INFORMATION LINE
1-800-345-8765

CORPORATE; NOT-FOR-PROFIT; FOUNDATIONS; ENDOWMENTS; KEOGH; SEP- , SARSEP- , AND SIMPLE-IRA; AND 403(B) SERVICES 1-800-345-3533

TELECOMMUNICATIONS DEVICE FOR THE DEAF
1-800-634-4113 or 816-444-3485

FAX  816-340-7962

SH-PRF-14838   9901                                    Funds Distributor, Inc.

                                  FUND PROFILE

                                     Select

                                 INVESTOR CLASS

                                January 15, 1999

                        [american century logo (reg.sm)]
                                    American
                                    Century

--------------------------------------------------------------------------------
This profile summarizes key information about the fund that is included in the fund's Prospectus. The fund's Prospectus has additional information about the fund, including a more detailed description of the risks associated with investing in the fund, that you may want to consider before you invest. You may obtain the Prospectus and other information about the fund at no cost by calling us at 1-800-345-2021, accessing our Web site or visiting one of our
Investor Centers.  See the back cover for additional telephone numbers and our address.

                             TWENTIETH CENTURY GROUP


                          AMERICAN CENTURY INVESTMENTS

                                     SELECT

1. WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

        Select seeks long-term capital growth by investing primarily in common stocks.

2. WHAT IS THE FUND'S INVESTMENT STRATEGY?

        The fund managers look for stocks of large companies that they believe will increase in value over time. Eighty percent of Select's assets must be invested in securities of companies that pay regular dividends, or have committed to pay dividends, or otherwise produce income. This reflects the fund managers' strategy to buy stocks of companies that are successful enough to pay dividends. The amount of dividends may not be significant, however, since stocks are not picked based upon the amount of income they produce. The remaining 20% of fund assets may be invested in any other stocks, bonds or cash that the fund managers believe will help the fund achieve its objective.

        The fund managers use a growth investment strategy developed by American Century that looks for companies whose earnings and revenues are not only growing, but growing at a successively faster, or accelerating, pace. Accelerating growth is shown, for example, by growth that is faster this quarter than last or faster this year than the year before.

        Using American Century's extensive computer database, the fund managers track financial information for thousands of companies to research and select the stocks they believe will be able to sustain accelerating growth. This strategy is based on the premise that, over the long term, the stocks of companies with accelerating earnings and revenues have a greater-than-average chance to increase in value. This aggressive investment strategy, which pursues superior long-term returns for fund shareholders, also results in the risks described in the next section.

        The fund managers do not attempt to time the market. Instead, they intend to keep Select essentially fully invested in stocks regardless of the movement of stock prices generally. When the fund managers believe that it is prudent, they also may invest assets in non-leveraged futures and options. "Non-leveraged" means that the fund may not invest in futures and options where it would be possible to lose more than the fund invested. Futures and options can help the fund's cash assets remain liquid while performing more like stocks.

        Additional information about Select's investments is available in its annual and semiannual reports. In these reports you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period. You may get these reports at no cost by calling us.

3. WHAT ARE THE SIGNIFICANT RISKS OF INVESTING IN THE FUND?

    *The value of Select's  shares  depends on the value of the stocks and other securities it owns. The value of the individual securities that the fund owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

    *The fund managers will buy a large amount of a company's stock quickly, and often will dispose of it quickly if the company's earnings or revenues decline. While the fund managers believe this strategy provides substantial appreciation potential over the long term, in the short term it can create a significant amount of share price volatility. This volatility can be greater than that of the average stock fund.

    *As with all funds, at any given time, the value of your shares of Select may be worth more or less than the price you paid. If you sell your shares when the value is less than the price you paid, you will lose money.

    *An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

    *Market performance tends to be cyclical, and in the various cycles, certain investment styles may fall in and out of favor. If the market is not favoring the fund's style, the fund's gains may not be as big as, or its losses may be bigger than, other equity funds using different investment styles.

    *Although  the fund  managers  invest the fund's  assets  primarily  in U.S.
     stocks, Select can invest in securities of foreign companies. Foreign securities can have certain unique risks, including fluctuations in currency exchange rates, unstable political and economic structures, reduced availability of public information and lack of uniform financial reporting and regulatory practices similar to those that apply to U.S. issuers.


SELECT                                              AMERICAN CENTURY INVESTMENTS


        In summary, Select is intended for investors who seek long-term capital growth through an aggressive equity fund and who are willing to accept the risks associated with the fund's investment strategy.

     FUND PERFORMANCE

        The following bar chart shows the actual performance of Select's Investor Class shares for each of the last 10 calendar years. The bar chart indicates the volatility of the fund's historical returns from year to year. Neither the bar chart nor the performance information below it is intended to indicate how the fund will perform in the future.

[bar chart]
     -------------------------------------------------------------------------
     CALENDAR YEAR-BY-YEAR RETURNS
     -------------------------------------------------------------------------
     1998      35.65%
     1997      32.19%
     1996      19.22%
     1995      22.67%
     1994      -8.04%
     1993      14.67%
     1992      -4.45%
     1991      31.58%
     1990      -0.41%
     1989      39.51%

        The highest and lowest returns of the fund's Investor Class shares for a calendar quarter during the period reflected by the preceding bar chart are provided in the following chart to indicate the fund's historical short-term volatility. Shareholders should be aware, however, that Select is intended for investors with a long-term investment horizon and is not managed for short-term results.

[bar chart]
     -------------------------------------------------------------------------
     HIGHEST AND LOWEST QUARTERLY RETURNS
     -------------------------------------------------------------------------
     Quarter Ended 12/31/98            22.30%
     Quarter Ended  9/30/90           -13.12%

        The following table shows the average annual return of the fund's Investor Class shares for the periods indicated. The S&P 500 Index, an unmanaged index that reflects no operating costs, is included as a benchmark for performance comparisons.

                                1 YEAR       5 YEARS        10 YEARS
     -------------------------------------------------------------------------
     AVERAGE ANNUAL TOTAL RETURNS (PERIOD ENDED DECEMBER 31, 1998)
     -------------------------------------------------------------------------
     Select                     35.65%         19.25%        17.05%
     S&P 500 Index              28.68%         24.05%        19.17%

4. WHAT ARE THE FUND'S FEES AND EXPENSES?

        There are no sales loads, fees or other charges to buy fund shares directly from American Century, to reinvest dividends in additional shares, to exchange into the Investor Class shares of other American Century funds or to redeem your shares. The following table describes the fees and expenses that you will pay if you buy and hold shares of the fund.

     -------------------------------------------------------------------------
      ANNUAL FUND OPERATING EXPENSES
     (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
     -------------------------------------------------------------------------
     Management Fee                            1.00%
     Distribution and Service (12b-1) Fees     None
     Other Expenses(1)                         0.00%
     Total Annual Fund Operating Expenses      1.00%

        (1)Other expenses, which include the fees and expenses of the fund's independent directors, their legal counsel, interest and extraordinary expenses, were less than 0.005% for the most recent fiscal year.

           EXAMPLE

              Assuming you . . .
              * invest $10,000 in the fund
              * redeem your shares at the end of the periods shown below
              * earn a 5% return each year
              * incur the same fund operating expenses shown above

               . . . your cost of investing in the fund would be:

                 1 year           3 years          5 years           10 years
                  $102             $318             $551              $1,219

               Of course, actual costs may be higher or lower. Use this example to compare the costs of investing in other funds.

5. WHO ARE THE FUND'S INVESTMENT ADVISOR AND PORTFOLIO MANAGERS?

        American Century Investment Management, Inc. provides investment advisory and management services for the fund. American Century uses teams of portfolio managers, assistant portfolio managers and analysts working together to manage its mutual funds. The portfolio managers on the Select team are as follows:


FUND PROFILE                                                             SELECT


        JEAN C. LEDFORD, Vice President and Portfolio Manager, has been a member of the team that manages Select since joining American Century in January 1997. Prior to joining American Century, she worked for the State of Wisconsin Investment Board as an Investment Director from 1994 to 1996, and as an Assistant Investment Director from 1983 to 1994. She has a bachelor of arts and an MBA in finance from the University of Wisconsin. She is a Chartered Financial Analyst.

        RICHARD S. WELSH, Portfolio Manager, has been a member of the team that manages Select since May 1998. He joined American Century in August 1994 as an Equity Research Analyst and was promoted to Investment Analyst in January 1997. Prior to joining American Century, he served as Equity Research Analyst for Brown Brothers Harriman & Company. He has a bachelor's degree in economics from Boston University and an MBA in finance and accounting from New York University.

6. HOW DO I BUY FUND SHARES?

     * Complete and return the enclosed application

     * Call us and exchange shares from another American Century fund

     * Call us and send your investment by bank wire transfer

        Your initial investment must be at least $2,500 ($1,000 for traditional IRAs, Roth IRAs and UGMA/UTMA accounts), unless you establish an automatic investment plan of at least $50 per month. If the value of your account falls below this account minimum, your shares may be redeemed involuntarily.

7. HOW DO I SELL FUND SHARES?

        You may sell all or part of your fund shares on any business day by writing or calling us. You also may exchange your shares in Select for shares in nearly 70 other mutual funds offered by American Century. Depending on the options you select when you open your account, some restrictions may apply. For your protection, some redemption requests require a signature guarantee.

8. HOW ARE FUND DISTRIBUTIONS MADE AND TAXED?

        Select pays distributions of substantially all of its income and realized capital gains once a year, usually in December. Distributions may be taxable as ordinary income, capital gains or a combination of the two. Capital gains are taxed at different rates depending on the length of time the fund held the securities that were sold. Distributions are reinvested automatically in additional shares unless you choose another option.

9. WHAT SERVICES ARE AVAILABLE?

        American Century offers several ways to make it easier for you to manage your account, such as:

     * telephone transactions

     * wire and electronic funds transfers

     * 24-hour Automated Information Line transactions

     * 24-hour online Internet account access and transactions

        You will find more information about these choices in our Investor Services Guide, which you may request by calling us, accessing our Web site or visiting one of our Investor Centers.

        Information contained in our Investor Services Guide pertains to shareholders who invest directly with American Century rather than through an employer-sponsored retirement plan or through a financial intermediary.

        If you own or are considering purchasing fund shares through an employer-sponsored retirement plan or financial intermediary, your ability to purchase shares of the fund, exchange them for shares of other American Century funds and redeem them will depend on the terms of your plan or financial intermediary. If you have questions about investing in an employer-sponsored retirement plan or through a financial intermediary, call an Institutional Service Representative at 1-800-345-3533.

--------------------------------------------------------------------------------
[american century logo (reg.sm)]
American
Century

AMERICAN CENTURY INVESTMENTS
P.O. BOX 419200
KANSAS CITY, MISSOURI 64141-6200

WWW.AMERICANCENTURY.COM

INVESTOR SERVICES
1-800-345-2021 or 816-531-5575

AUTOMATED INFORMATION LINE
1-800-345-8765

CORPORATE; NOT-FOR-PROFIT; FOUNDATIONS; ENDOWMENTS; KEOGH; SEP- , SARSEP- , AND SIMPLE-IRA; AND 403(B) SERVICES 1-800-345-3533

TELECOMMUNICATIONS DEVICE FOR THE DEAF
1-800-634-4113 or 816-444-3485

FAX
816-340-7962

SH-PRF-14837   9901                                     Funds Distributor, Inc.

                                  FUND PROFILE

                                    Heritage

                                 INVESTOR CLASS

                                January 15, 1999

                        [american century logo (reg.sm)]
                                    American
                                    Century

--------------------------------------------------------------------------------
This profile summarizes key information about the fund that is included in the fund's Prospectus. The fund's Prospectus has additional information about the fund, including a more detailed description of the risks associated with investing in the fund, that you may want to consider before you invest. You may obtain the Prospectus and other information about the fund at no cost by calling us at 1-800-345-2021, accessing our Web site or visiting one of our
Investor Centers.  See the back cover for additional telephone numbers and our address.

                             TWENTIETH CENTURY GROUP


                          AMERICAN CENTURY INVESTMENTS

                                    HERITAGE

1. WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

        Heritage seeks long-term capital growth by investing primarily in common stocks.

2. WHAT IS THE FUND'S INVESTMENT STRATEGY?

        The fund managers look for stocks of companies that they believe will increase in value over time. A majority of the stocks selected are issued by medium- and smaller-sized companies, although the fund may own stock of larger companies, too. Sixty percent of Heritage's assets must be invested in securities of companies that pay regular dividends, or have committed to pay dividends, or otherwise produce income. This signals an intent to buy stocks of companies that are successful enough to pay dividends. The amount of dividends may not be significant, however, since stocks are not picked based upon the amount of income they produce. The remaining 40% of fund assets may be invested in any other permissible securities that the fund managers believe will help the fund achieve its objective.

        The fund managers use a growth investment strategy developed by American Century that looks for companies whose earnings and revenues are not only growing, but growing at a successively faster, or accelerating, pace. Accelerating growth is shown, for example, by growth that is faster this quarter than last or faster this year than the year before.

        Using American Century's extensive computer database, the fund managers track financial information for thousands of companies to research and select the stocks they believe will be able to sustain accelerating growth. This strategy is based on the premise that, over the long term, the stocks of companies with accelerating earnings and revenues have a greater-than-average chance to increase in value. This aggressive investment strategy, which pursues superior long-term returns for fund shareholders, also results in the risks described in the next section.

        The fund managers do not attempt to time the market. Instead, they intend to keep Heritage essentially fully invested in stocks regardless of the movement of stock prices generally. When the fund managers believe that it is prudent, they also may invest assets in non-leveraged futures and options. "Non-leveraged" means that the fund may not invest in futures and options where it would be possible to lose more than the fund invested. Futures and options can help the fund's cash assets remain liquid while performing more like stocks.

        Additional information about Heritage's investments is available in its annual and semiannual reports. In these reports you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period. You may get these reports at no cost by calling us.

3. WHAT ARE THE SIGNIFICANT RISKS OF INVESTING IN THE FUND?

    *The value of Heritage's shares depends on the value of the stocks and other securities it owns. The value of the individual securities that the fund owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

    *The fund managers will buy a large amount of a company's stock quickly, and often will dispose of it quickly if the company's earnings or revenues decline. While the fund managers believe this strategy provides significant appreciation potential over the long term, in the short term it can create a significant amount of share price volatility. This volatility can be greater than that of the average stock fund.

    *As with all funds, at any given time, the value of your shares of Heritage may be worth more or less than the price you paid. If you sell your shares when the value is less than the price you paid, you will lose money.

    *An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

    *Although the fund can purchase securities of any size company, the fund managers will tend to invest in medium- and smaller-sized companies with smaller share trading volume.

    *Market performance tends to be cyclical, and in the various cycles, certain investment styles may fall in and out of favor. If the market is not favoring the fund's style, the fund's gains may not be as big as, or its losses may be bigger than, other equity funds using different investment styles.

    *In times of rapid market expansion, the fund's holdings in dividend-paying stocks may dampen its performance.


HERITAGE                                            AMERICAN CENTURY INVESTMENTS


    *Although  the fund  managers  invest the fund's  assets  primarily  in U.S.
     stocks, Heritage can invest in securities of foreign companies. Foreign securities can have certain unique risks, including fluctuations in currency exchange rates, unstable political and economic structures, reduced availability of public information and lack of uniform financial reporting and regulatory practices similar to those that apply to U.S. issuers.

        In summary, Heritage is intended for investors who seek long-term capital growth through an aggressive equity fund and who are willing to accept the risks associated with the fund's investment strategy.

     FUND PERFORMANCE

        The following bar chart shows the actual performance of Heritage's Investor Class shares for each of the last 10 calendar years. The bar chart indicates the volatility of the fund's historical returns from year to year. Neither the bar chart nor the performance information below it is intended to indicate how the fund will perform in the future.

[bar chart]
     -------------------------------------------------------------------------
     CALENDAR YEAR-BY-YEAR RETURNS
     -------------------------------------------------------------------------
     1998      -0.15%
     1997      19.35%
     1996      15.31%
     1995      26.66%
     1994      -6.32%
     1993      20.43%
     1992      10.13%
     1991      35.98%
     1990      -9.16%
     1989      35.06%

        The highest and lowest returns of the fund's Investor Class shares for a calendar quarter during the period reflected by the preceding bar chart are provided in the following chart to indicate the fund's historical short-term volatility. Shareholders should be aware, however, that Heritage is intended for investors with a long-term investment horizon and is not managed for short-term results.

[bar chart]
     -------------------------------------------------------------------------
     HIGHEST AND LOWEST QUARTERLY RETURNS
     -------------------------------------------------------------------------
     Quarter Ended 12/31/98            17.65%
     Quarter Ended  9/30/98           -21.16%

        The following table shows the average annual return of the fund's Investor Class shares for the periods indicated. The S&P 400 Index, an unmanaged index that reflects no operating costs, is included as a benchmark for performance comparisons because it is viewed as a proxy for the mid-cap market. The companies comprising the index are, on average, larger than the companies in which the fund invests. As a result, differences in performance can be expected.

                                1 YEAR       5 YEARS        10 YEARS
     -------------------------------------------------------------------------
     AVERAGE ANNUAL TOTAL RETURNS (PERIOD ENDED DECEMBER 31, 1998)
     -------------------------------------------------------------------------
     Heritage                   -0.15%         10.27%        13.69%
     S&P 400 Index              18.25%         18.67%        19.21%

4. WHAT ARE THE FUND'S FEES AND EXPENSES?

        There are no sales loads, fees or other charges to buy fund shares directly from American Century, to reinvest dividends in additional shares, to exchange into the Investor Class shares of other American Century funds or to redeem your shares. The following table describes the fees and expenses that you will pay if you buy and hold shares of the fund.

     -------------------------------------------------------------------------
      ANNUAL FUND OPERATING EXPENSES
     (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
     -------------------------------------------------------------------------
     Management Fee                            1.00%
     Distribution and Service (12b-1) Fees     None
     Other Expenses(1)                         0.00%
     Total Annual Fund Operating Expenses      1.00%

        (1)Other expenses, which include the fees and expenses of the fund's independent directors, their legal counsel, interest and extraordinary expenses, were less than 0.005% for the most recent fiscal year.

           EXAMPLE

              Assuming you . . .
              * invest $10,000 in the fund
              * redeem your shares at the end of the periods  shown below
              * earn a 5% return each year
              * incur  the same fund  operating  expenses shown above

               . . . your cost of investing in the fund would be:

                 1 year           3 years          5 years           10 years
                  $102             $318             $551              $1,219

               Of course, actual costs may be higher or lower. Use this example to compare the costs of investing in other funds.


FUND PROFILE                                                          HERITAGE


5. WHO ARE THE FUND'S INVESTMENT ADVISOR AND PORTFOLIO MANAGERS?

        American Century Investment Management, Inc. provides investment advisory and management services for the fund. American Century uses teams of portfolio managers, assistant portfolio managers and analysts working together to manage its mutual funds. The portfolio managers on the Heritage team are identified below:

        HAROLD S. BRADLEY, Vice President and Portfolio Manager, has been a member of the team that manages Heritage since March 1998. He joined American Century in 1988 and for the past 10 years, has managed the global equity, futures and foreign exchange trading activities for American Century. He has a bachelor of arts from Marquette University.

        LINDA K. PETERSON, Portfolio Manager, has been a member of the team that manages Heritage since March 1998. She joined American Century in 1986. She served as an Investment Analyst for American Century's growth-oriented equity funds, including Heritage, from April 1994 until February 1998. She has a bachelor's degree in finance from the University of Northern Iowa and an MBA from the University of Missouri - Kansas City. She is a Chartered Financial Analyst.

6. HOW DO I BUY FUND SHARES?

     * Complete and return the enclosed application

     * Call us and exchange shares from another American Century fund

     * Call us and send your investment by bank wire transfer

        Your initial investment must be at least $2,500 ($1,000 for traditional IRAs, Roth IRAs and UGMA/UTMA accounts), unless you establish an automatic investment plan of at least $50 per month. If the value of your account falls below this account minimum, your shares may be redeemed involuntarily.

7. HOW DO I SELL FUND SHARES?

        You may sell all or part of your fund shares on any business day by writing or calling us. You also may exchange your shares in Heritage for shares in nearly 70 other mutual SH-funds offered by American Century. Depending on the options you select when you open your account, some restrictions may apply. For your protection, some redemption requests require a signature guarantee.

8. HOW ARE FUND DISTRIBUTIONS MADE AND TAXED?

        Heritage pays distributions of substantially all of its income and realized capital gains once a year, usually in December. Distributions may be taxable as ordinary income, capital gains or a combination of the two. Capital gains are taxed at different rates depending on the length of time the fund held the securities that were sold. Distributions are reinvested automatically in additional shares unless you choose another option.

9. WHAT SERVICES ARE AVAILABLE?

        American Century offers several ways to make it easier for you to manage your account, such as:

     * telephone transactions

     * wire and electronic funds transfers

     * 24-hour Automated Information Line transactions

     * 24-hour online Internet account access and transactions

        You will find more information about these choices in our Investor Services Guide, which you may request by calling us, accessing our Web site or visiting one of our Investor Centers.

        Information contained in our Investor Services Guide pertains to shareholders who invest directly with American Century rather than through an employer-sponsored retirement plan or through a financial intermediary.

        If you own or are considering purchasing fund shares through an employer-sponsored retirement plan or financial intermediary, your ability to purchase shares of the fund, exchange them for shares of other American Century funds and redeem them will depend on the terms of your plan or financial intermediary. If you have questions about investing in an employer-sponsored retirement plan or through a financial intermediary, call an Institutional Service Representative at 1-800-345-3533.

--------------------------------------------------------------------------------
[american century logo (reg.sm)]
American
Century

AMERICAN CENTURY INVESTMENTS
P.O. BOX 419200
KANSAS CITY, MISSOURI 64141-6200

WWW.AMERICANCENTURY.COM

INVESTOR SERVICES
1-800-345-2021 or 816-531-5575

AUTOMATED INFORMATION LINE
1-800-345-8765

CORPORATE; NOT-FOR-PROFIT; FOUNDATIONS; ENDOWMENTS; KEOGH; SEP- , SARSEP- , AND SIMPLE-IRA; AND 403(B) SERVICES 1-800-345-3533

TELECOMMUNICATIONS DEVICE FOR THE DEAF
1-800-634-4113 or 816-444-3485

FAX  816-340-7962

SH-PRF-14836   9901
                                                        Funds Distributor, Inc.

                                  FUND PROFILE

                                   High-Yield

                                 INVESTOR CLASS

                                January 15, 1999

                        [american century logo (reg.sm)]
                                    American
                                    Century

--------------------------------------------------------------------------------
This profile summarizes key information about the fund that is included in the fund's Prospectus. The fund's Prospectus has additional information about the fund, including a more detailed description of the risks associated with investing in the fund, that you may want to consider before you invest. You may obtain the Prospectus and other information about the fund at no cost by calling us at 1-800-345-2021, accessing our Web site or visiting one of our
Investor Centers.  See the back cover for additional telephone numbers and our address.

                                  BENHAM GROUP


                          AMERICAN CENTURY INVESTMENTS

                                   HIGH-YIELD

1. WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

        High-Yield seeks high current income by investing in a diversified portfolio of high-yielding corporate bonds, debentures and notes. As a secondary objective, the fund seeks capital appreciation, but only when consistent with the primary objective of maximizing current income.

2. WHAT IS THE FUND'S INVESTMENT STRATEGY?

        The fund managers invest the fund's assets primarily in lower-rated debt securities, which are subject to greater credit risk and consequently pay higher yields. Securities of this type are subject to substantial risks including price volatility, liquidity risk and default risk. You should carefully assess the risks associated with an investment in the fund.

        Under normal market conditions, the fund managers will maintain at least 80% of the fund's total assets in high-yielding corporate bonds and other debt instruments (including convertible and preferred securities). The remaining assets may be invested in common stocks or other equity-related securities. The fund managers buy securities that are below investment grade, including so-called junk bonds. Issuers of these securities often have short financial histories or have questionable credit.

        Up to 40% of the fund's total assets may be invested in fixed-income obligations of foreign issuers. Under normal market conditions, the fund may invest up to 20% of its assets, and for temporary defensive purposes, up to 100% of its assets, in short-term money market instruments.

                        AUTHORIZED CREDIT QUALITY RANGES

        A-1            A-2      A-3
        P-1            P-2      P-3
        MIG-1          MIG-2    MIG-3
        SP-1           SP-2     SP-3
AAA     AA      A      BBB      BB      B      CCC      CC       C        D
XXXXXXXXXXXXXXXXXXXX#################################XXXXXXXXXXXXXXXXXXXXXXXX

XXX  Denotes authorized quality
###  Denotes expected quality range of at least 80% of total assets of the fund

        Additional information about High-Yield's investments is available in its annual and semiannual reports. In these reports you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period. You may get these reports at no cost by calling us.

3. WHAT ARE THE SIGNIFICANT RISKS OF INVESTING IN THE FUND?

    *The value of High-Yield's shares depends on the value of the securities it owns and the income they produce. When interest rates change, the amount of income the fund generates will be affected. Generally, when interest rates rise, the fund's income and its share value will decline. The opposite is true when interest rates decline. This interest rate risk is higher for High-Yield than for funds that have shorter weighted average maturities, such as money market and short-term bond funds.

    *Issuers of high-yield securities are more vulnerable to real or perceived economic changes (such as an economic downturn or a prolonged period of rising interest rates), political changes or adverse developments specific to the issuer. Adverse economic, political or other developments may be more likely to cause an issuer of lower quality bonds to default on its principal and interest obligations.

    *The market for lower quality securities is generally less liquid than the market for higher quality securities.

    *Adverse  publicity  and  investor  perceptions,  as well as new or proposed
     laws,  also  may  have  a  greater   negative  impact  on  the  market  for
     lower-quality securities.

    *High-Yield can invest up to 40% of its assets in securities of foreign companies. Foreign securities can have certain unique risks, including fluctuations in currency exchange rates, unstable political and economic structures, reduced availability of public information and the lack of uniform financial reporting and regulatory practices similar to those that apply to U.S. issuers.

    *As with all funds, at any given time the value of your shares of High-Yield may be worth more or less than the price you paid. If you sell your shares when the value is less than the price you paid, you will lose money.

    *An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

           In summary, High-Yield is intended for investors who seek current income by investing in a diversified portfolio of high-yielding corporate bonds, debentures and notes and who are willing to accept the risks associated with the fund's investment strategy.


BENHAM HIGH-YIELD                                  AMERICAN CENTURY INVESTMENTS


     FUND PERFORMANCE

        The following bar chart shows the actual performance of High Yield's shares for each calendar year since the fund's inception on September 30, 1997. The bar chart indicates the volatility of the fund's historical returns from year to year. Neither the bar chart nor the performance information below it is intended to indicate how the fund will perform in the future.

[bar chart]
     -------------------------------------------------------------------------
     CALENDAR YEAR-BY-YEAR RETURNS
     -------------------------------------------------------------------------
     1998      -1.25%

        The highest and lowest returns of the fund's Investor Class shares for a calendar quarter during the period reflected by the preceding bar chart are provided in the following chart to indicate the fund's historical short-term volatility. Shareholders should be aware, however, that High Yield is intended for investors with a long-term investment horizon and is not managed for short-term results.

[bar chart]
     -------------------------------------------------------------------------
     HIGHEST AND LOWEST QUARTERLY RETURNS
     -------------------------------------------------------------------------
     Quarter Ended  3/31/98            4.86%
     Quarter Ended  9/30/98           -7.18%

        The following table shows the average annual return of the fund's shares for the periods indicated. The DLJ High Yield Index, an unmanaged index that reflects no operating costs, is included as a benchmark for performance comparisons.

                                             1 YEAR       LIFE OF FUND
     -------------------------------------------------------------------------
     AVERAGE ANNUAL TOTAL RETURNS (PERIOD ENDED DECEMBER 31, 1998)
     -------------------------------------------------------------------------
     High-Yield                              -1.25%          0.42%
     DLJ High Yield Index                     0.55%          1.82%

     For current performance information, including yields, please call us or access our Web site.

    4. WHAT ARE THE FUND'S FEES AND EXPENSES?

        There are no sales charges, fees or other charges to buy fund shares directly from American Century, to reinvest dividends in additional shares, to exchange into the Investor Class of other American Century funds, or to redeem your shares. The following table describes the fees and expenses that you will pay if you buy and hold shares of the fund.

     -------------------------------------------------------------------------
     ANNUAL FUND OPERATING EXPENSES
     (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
     -------------------------------------------------------------------------
     Management Fee                            0.90%
     Distribution and Service (12b-1) Fees     None
     Other Expenses(1)                         0.00%
     Total Annual Fund Operating Expenses      0.90%

        (1)Other expenses, which include the fees and expenses of the fund's independent directors, their legal counsel, interest and extraordinary expenses, were less than 0.005% for the most recent fiscal year.

           EXAMPLE

              Assuming you . . .
              * invest $10,000 in the fund
              * redeem your shares at the end of the periods shown below
              * earn a 5% return each year
              * incur the same fund operating expenses shown above

                 1 year           3 years          5 years           10 years
                  $92              $286             $497              $1,104

               Of course, actual costs may be higher or lower. Use this example to compare the costs of investing in other funds.

5. WHO ARE THE FUND'S INVESTMENT ADVISOR AND PORTFOLIO MANAGERS?

        American Century Investment Management, Inc. provides investment advisory and management services for the fund. American Century uses teams of portfolio managers, assistant portfolio managers and analysts acting together to manage its mutual funds. The portfolio managers on the High-Yield team are as follows:


FUND PROFILE                                                  BENHAM HIGH-YIELD


        NORMAN E. HOOPS, Senior Vice President and Portfolio Manager, has been a member of the team that manages High-Yield since its inception. He joined American Century as Vice President and Portfolio Manager in November 1989. In April 1993, he became Senior Vice President. He has a bachelor of arts from Indiana University and and MBA from Butler University

        THERESA C. FENNELL, Portfolio Manager, has been a member of the team that manages High-Yield since its inception. She joined American Century in June 1997. Prior to joining American Century, she was an Assistant Portfolio Manager with Smith Barney Mutual Funds Management, Inc. She has a bachelor's degree in economics from the University of Virginia

6. HOW DO I BUY FUND SHARES?

     * Complete and return the enclosed application

     * Call us and exchange shares from another American Century fund

     * Call us and send your investment by bank wire transfer

        Your initial investment must be at least $2,500 ($1,000 for traditional IRAs and Roth IRAs). If the value of your account falls below this account minimum, your shares may be redeemed involuntarily.

7. HOW DO I SELL FUND SHARES?

        You may sell all or part of your fund shares on any business day by writing or calling us. You may also exchange your shares in High-Yield for shares in nearly 70 other mutual funds offered by American Century. Depending on the options you select when you open your account, some restrictions may apply. For your protection, some redemption requests require a signature guarantee.

8. HOW ARE FUND DISTRIBUTIONS MADE AND TAXED?

        High-Yield pays distributions of substantially all of its income monthly. Distributions from realized capital gains are paid once a year, usually in December. Distributions may be taxable as ordinary income, capital gains, or a combination of the two. Capital gains are taxed at different rates depending on the length of time the fund held the securities that were sold. Distributions are reinvested automatically in additional shares unless you choose another option.

9. WHAT SERVICES ARE AVAILABLE?

        American Century offers several ways to make it easier for you to manage your account, such as

     * telephone transactions

     * wire and electronic funds transfers

     * 24-hour Automated Information Line transactions

     * 24-hour online Internet account access and transactions

        You will find more information about these choices in our Investor Services Guide, which you may request by calling us, accessing our Web site, or visiting one of our Investor Centers.

        Information contained in our Investor Services Guide pertains to shareholders who invest directly with American Century rather than through an employer-sponsored retirement plan or through a financial intermediary

        If you own or are considering purchasing fund shares through an employer-sponsored retirement plan or financial intermediary, your ability to purchase shares of the fund, exchange them for shares of other American Century funds, and redeem them will depend on the terms of your plan or financial intermediary. If you have questions about investing in an employer-sponsored retirement plan or through a financial intermediary, call an Institutional Service Representative at 1-800-345-3533.

--------------------------------------------------------------------------------
[american century logo (reg.sm)]
American
Century

AMERICAN CENTURY INVESTMENTS
P.O. BOX 419200
KANSAS CITY, MISSOURI 64141-6200

WWW.AMERICANCENTURY.COM

INVESTOR SERVICES
1-800-345-2021 or 816-531-5575

AUTOMATED INFORMATION LINE
1-800-345-8765

CORPORATE; NOT-FOR-PROFIT; FOUNDATIONS; ENDOWMENTS; KEOGH; SEP- , SARSEP- , AND SIMPLE-IRA; AND 403(B) SERVICES 1-800-345-3533

TELECOMMUNICATIONS DEVICE FOR THE DEAF
1-800-634-4113 or 816-444-3485

FAX
816-340-7962

SH-PRF-14839   9901                                     Funds Distributor, Inc.